PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation disclosures
Number of options granted under share incentive plan	3,286,756	631,166	937,002
Number of option outstanding under share incentive plans (in shares)	6,709,008	4,710,758	5,532,515	5,005,461
Ctrip 2007 Incentive Plan | Employees
Share-based compensation disclosures
Requisite service period	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	0	138,061
Number of option outstanding under share incentive plans (in shares)	3,400,231	4,367,099
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	0	15,664
Restriction period	4 years
Restricted stock units outstanding (in shares)	569,497	1,095,722
Global Incentive Plan | Employees
Share-based compensation disclosures
Requisite service period	4 years
Global Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	3,286,756	493,105
Number of option outstanding under share incentive plans (in shares)	3,308,777	343,659
Global Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	87,465	0
Restricted stock units outstanding (in shares)	67,709	0